Document and Entity Information	0 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jan 31, 2013
Registrant Name	Dreyfus Investment Grade Funds, Inc.
Central Index Key	0000889169
Amendment Flag	false
Document Creation Date	Jan 31, 2013
Document Effective Date	Jan 31, 2013
Prospectus Date	Dec 1, 2012
Dreyfus Intermediate Term Income Fund | Dreyfus Intermediate Term Income Fund | Class A
Risk/Return:
Trading Symbol	DRITX
Dreyfus Intermediate Term Income Fund | Dreyfus Intermediate Term Income Fund | Class I
Risk/Return:
Trading Symbol	DITIX
Dreyfus Intermediate Term Income Fund | Dreyfus Intermediate Term Income Fund | Class C
Risk/Return:
Trading Symbol	DTECX

Dreyfus Intermediate Term Income Fund | Dreyfus Intermediate Term Income Fund
Dreyfus Intermediate Term Income Fund

DREYFUS INVESTMENT GRADE FUNDS, INC.

-DREYFUS INTERMEDIATE TERM INCOME FUND

Supplement to Summary and Statutory Prospectus

dated December 1, 2012

            The following information supplements the information contained in the section of the fund’s prospectus entitled “Fees and Expenses”:

Effective February 1, 2013, The Dreyfus Corporation has contractually agreed, until January 31, 2014, to waive receipt of its fees and/or assume the expenses of the fund’s Class I shares, so that the expenses of the fund’s Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.55%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000889169_SupplementTextBlock

DREYFUS INVESTMENT GRADE FUNDS, INC.

-DREYFUS INTERMEDIATE TERM INCOME FUND

Supplement to Summary and Statutory Prospectus

dated December 1, 2012

            The following information supplements the information contained in the section of the fund’s prospectus entitled “Fees and Expenses”:

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Intermediate Term Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective February 1, 2013, The Dreyfus Corporation has contractually agreed, until January 31, 2014, to waive receipt of its fees and/or assume the expenses of the fund’s Class I shares, so that the expenses of the fund’s Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.55%.

Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 1, 2012